SEGMENT AND GEOGRAPHIC INFORMATION (Geographical Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 227,595,969	$ 173,653,795	$ 180,586,151
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	221,935,017	167,752,785	170,672,905
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	162,797	913,465	3,702,017
Europe and America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,498,155	$ 4,987,545	$ 6,211,229